Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 22, 2022
Entity Registrant Name	dei_EntityRegistrantName	Cavanal Hill Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000864508
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2022
Prospectus Date	rr_ProspectusDate	Dec. 27, 2022
U.S. Treasury Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGXX
U.S. Treasury Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJXX
U.S. Treasury Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APKXX
U.S. Treasury Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APNXX
Government Securities Money Market Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCXX
Government Securities Money Market Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHXX
Government Securities Money Market Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSXX
Government Securities Money Market Fund | Premier
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APPXX
Limited Duration Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AASTX
Limited Duration Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSTX
Limited Duration Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AISTX
Moderate Duration Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAIBX
Moderate Duration Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APFBX
Moderate Duration Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFBX
Bond Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABOX
Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APBDX
Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIBNX
Strategic Enhanced Yield Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAENX
Strategic Enhanced Yield Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APENX
Strategic Enhanced Yield Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIENX
Ultra Short Tax-Free Income Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAUSX
Ultra Short Tax-Free Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APUSX
Ultra Short Tax-Free Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIUSX
Mid Cap Diverse Leadership Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAWVX
Mid Cap Diverse Leadership Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACWVX
Mid Cap Diverse Leadership Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APWVX
Mid Cap Diverse Leadership Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIWVX
Opportunistic Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAOPX
Opportunistic Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACOX
Opportunistic Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APOPX
Opportunistic Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIOPX
World Energy Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAWEX
World Energy Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACWEX
World Energy Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APWEX
World Energy Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIWEX
Hedged Income Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AALIX
Hedged Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APLIX
Hedged Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AILIX